AMG Managers Fairpointe Mid Cap Fund
AMG Managers Fairpointe Mid Cap Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG Managers Fairpointe Mid Cap Fund	Class N	Class I	Class Z
Management Fee	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees	0.25%	none	none
Other Expenses	0.27%	0.27%	0.19%
Total Annual Fund Operating Expenses	1.13%	0.88%	0.80%

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG Managers Fairpointe Mid Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	115	359	622	1,375
Class I	90	281	488	1,084
Class Z	82	255	444	990

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal conditions, the Fund invests at least 80% of its assets in stocks of mid-cap companies with an improving revenue and earnings growth outlook. The Fund currently considers mid-cap companies to be those with market capitalizations at the time of acquisition within the capitalization range of the Russell Midcap® Index (between $2.5 billion and $34.7 billion as of May 11, 2018, the date of the latest reconstitution of the Index (implemented by the Index June 22, 2018)). This capitalization range will change over time. The Fund may retain a security if, after purchase of the security, the issuer’s capitalization falls out of the mid-capitalization range described above. Because of this, the Fund may have less than 80% of its net assets in securities of mid-cap companies at any given time. Fairpointe Capital LLC, the subadviser to the Fund (“Fairpointe” or the “Subadviser”), selects stocks based on bottom-up fundamental analysis.

Important investment criteria include:
  Focused business franchise with ability to grow market share
  Attractive valuation
  Low relative leverage
  Experienced management
The Subadviser takes a long-term approach with a focus on maximizing after-tax returns.

The Fund may invest in mid- and small-cap stocks, convertible preferred stocks, and foreign securities (directly and through depositary receipts). The Fund may purchase put options on securities held in the Fund’s portfolio.

In an effort to manage risk, the Subadviser employs a valuation discipline that limits downside risk, limits position sizes and sector exposure, and the Subadviser adheres to a structured sell discipline.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions or in response to events that affect particular industries or companies.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer discretionary and information technology sectors may comprise a significant portion of the Fund's portfolio.  The consumer discretionary sector may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures.  The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Fairpointe became the subadviser to the Fund on April 30, 2011. Performance prior to that date reflects the performance of previous subadvisers. However, Ms. Zerhusen has served as a portfolio manager of the Fund since May 1999. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/18 (Class N)

Best Quarter: 28.31% (3rd Quarter 2009) Worst Quarter: -23.24% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/18
Average Annual Total Returns - AMG Managers Fairpointe Mid Cap Fund	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Class N	(18.58%)	2.07%	13.54%
Class N | Return After Taxes on Distributions	(20.15%)	0.06%	12.10%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	(9.88%)	1.57%	11.40%
Class I	(18.37%)	2.33%	13.83%
Class Z	(18.31%)			(11.25%)	Sep. 29, 2017
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	(11.08%)	6.03%	13.68%	(4.46%)	Sep. 29, 2017
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)	(9.06%)	6.26%	14.03%	(2.85%)	Sep. 29, 2017
[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class Z shares on September 29, 2017.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.